Document and Entity Information	Nov. 04, 2021
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	Personalis, Inc.
Entity Central Index Key	0001527753
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-38943
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-5411038
Entity Address, Address Line One	1330 O’Brien Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	752-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PSNL
Security Exchange Name	NASDAQ